MEMORANDUM
December 13, 2005
     This Memorandum, together with Amendment No. 2 (“Amendment No. 2”) to the Schedule TO-I filed with the Securities and Exchange Commission (the “Commission”) on December 1, 2005 (as amended, the “Schedule TO”) by Arch Coal, Inc. (the “Company”), sets forth the responses of the Company to comments of the Staff of the Commission (the “Staff”) communicated by letter dated December 9, 2005 with respect to the Schedule TO.
     In connection with responding to the Staff’s comments, the Company hereby acknowledges that:
•	The Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	Staff comments or changes to disclosures in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Schedule TO-I
Item 4. Terms of the Transaction
COMMENT NO. 1:
     With respect to your disclosure in subsection (b), please tell us why you need to qualify your disclosure “to the best of [your] knowledge.” What prevents you from knowing and disclosing this information? Please explain or delete the qualifier. Please also apply this comment to the disclosure in Item 8(a) of this Schedule and to the section “Interest of Directors and Officers” on page 57 of the Offering Circular.
RESPONSE:
     In accordance with the Staff’s comment, in Amendment No. 2 to the Schedule TO, we have deleted the referenced qualifiers in Items 4(b) and 8(a) of the Schedule TO.

Item 10. Financial Statements
COMMENT NO. 2:
     We note your incorporation by reference of disclosure in a section entitled “Ratios of Earnings to Combined Fixed Charges and Preference Dividends” but that section does not appear to be included in your offering circular. Please advise or revise.
RESPONSE:
     In accordance with the Staff’s comment, in Amendment No. 2 to the Schedule TO, we have deleted the reference to “Ratios of Earnings to Combined Fixed Charges and Preference Dividends” in Item 10.
COMMENT NO. 3:
     Please tell us your basis for not including the pro forma financial statements required by Item 1010(b) of Regulation M-A.
RESPONSE:
     Item 1010(b) of Regulation M-A requires certain specified pro forma financial information disclosing the effect of the transaction only if such pro forma financial information is material. Accordingly, the Company does not believe that pro forma financial information is required to be included by Item 1010(b) of Regulation M-A because such information is not material to holders of the Company’s Preferred Stock in determining whether to participate in the Conversion Offer that is the subject to the Schedule TO (the “Conversion Offer”) for the reasons discussed below.
     For purposes of the Conversion Offer, “the transaction” is the offer to deliver a premium, payable in shares of the Company’s common stock, $.01 par value (“Common Stock”), for each share of the Company’s 5% Perpetual Cumulative Convertible Preferred Stock (Liquidation Preference $50.00 Per Share) (“Preferred Stock”) validly tendered and accepted for conversion pursuant to the terms and subject to the conditions of the Conversion Offer. In the offering circular, dated November 30, 2005 (the “Offering Circular”), which has been disseminated to all holders of the Company’s Preferred Stock and which was filed as Exhibit (a)(1)(A) to the Schedule TO, the fact that the Conversion Offer is being made with respect to all outstanding shares of the Company’s Preferred Stock is stated on the cover page of the Offering Circular, as well as under the captions “Summary — The Conversion Offer — Securities Subject to the Conversion Offer” and “ — The Conversion Offer” on page 5, “Questions and Answers about the Conversion Offer — How many shares of Preferred Stock are being sought for conversion in the conversion offer?” on page 9 and “Questions and Answers about the Conversion Offer — Will Arch Coal accept for conversion all of the shares of Preferred Stock tendered?” on page 10. Thus, holders of Preferred Stock have been clearly notified that no Preferred Stock would be outstanding on a pro forma basis if all shares subject to the Conversion Offer are tendered. Similarly, a statement regarding the approximate number of shares of Common Stock that would be issued as the aggregate premium if all shares of Preferred Stock were tendered in the Conversion Offer as if the Conversion Offer expired on November 30, 2005, as well as the number of shares of Common Stock that would be issued pursuant to the conversion terms of the Preferred Stock on such a pro forma basis, is set forth under the captions “Questions and Answers about the Conversion Offer — What will I receive in the conversion offer if I validly tender shares of Preferred Stock and they are accepted for conversion?” on pages 9-10 of the Offering Circular and “The Conversion Offer — Terms of the Conversion Offer” on page 28 of the Offering Circular. Given that only an immaterial amount of cash is expected to be paid in the Conversion Offer with respect to fractional shares, the information set forth under the captions noted above provides the reader with the relevant information about the pro forma impact of the Conversion Offer on the Company’s capitalization.
     The other categories of financial information that would be impacted on a pro forma basis as a result of the Conversion Offer, as described in the Offering Circular under the caption “The Conversion Offer — Accounting Treatment,” are stockholders’ equity, which would decrease by the amount of the fair value of the fees and expenses incurred by the Company in connection with the Conversion Offer, and net income, which would be reduced by an amount equal to the fair value of the shares issued as a premium in the Conversion Offer. The amount of the fees and expenses incurred by the Company in connection with the Conversion Offer is not expected to be material to the Company’s financial information. Further, readers of the Offering Circular are able to approximate this impact on net income either by using current market data regarding the value of the Company’s Common Stock and either (i) the information contained in the Offering Circular regarding the number of shares of Common Stock that would be issued as the aggregate premium if all shares of Preferred Stock were tendered in the Conversion Offer as if the Conversion Offer expired on November 30, 2005 or (ii) updated information available to holders of Preferred Stock by calling the information agent for the Conversion Offer toll-free at (877) 248-6417 to receive an estimate of the number of shares of Common Stock that would constitute the premium paid in the Conversion Offer per share of Preferred Stock validly tendered and accepted for conversion, as if the Conversion Offer expired at midnight on the date prior to the inquiry.
     In summary, pro forma financial information with respect to the Conversion Offer is not material to holders of Preferred Stock in their decision as to whether to participate in the Conversion Offer. The information that is material to such holders is the number of shares that will be paid as a premium and the value of those shares, both of which can be estimated based on information in the Offering Circular and publicly available market data for the Company’s Common stock or will be available by the means set forth in the Company’s responses to the Staff’s Comments Nos. 5 and 15. The primary impacts of the Conversion Offer on a pro forma basis on the Company’s financial information also are already discernible from the information in the Offering Circular. As a result, the Company believes that the inclusion of separate pro forma financial information would unnecessarily add extraneous information to the Offering Circular that is not relevant to holders of the Company’s Preferred Stock and that such pro forma financial information is not required by Item 1010(b) of Regulation M-A.

Exhibit (a)(5)
COMMENT NO. 4:
     You stated in this press release that the discussion therein contains forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. Note that the safe harbor protections for forward-looking statements contained in the federal securities laws do not apply to statements made in connection with a tender offer. See Section 21E(b)(2)(C) of the Securities Exchange Act of 1934 and Regulation M-A telephone interpretation M.2 available at www.sec.gov in the July 2001 Supplement to the Division of Corporation Finance’s Manual of Publicly Available Telephone Interpretations. Please confirm that you will avoid making references to that Act in all future communications in connection with the tender offer.
RESPONSE:
     The Company hereby confirms that it will avoid making references to the Private Securities Litigation Reform Act of 1995 in all future communications in connection with the tender offer.
Offering Circular
COMMENT NO. 5:
     We note that the averaging period extends five trading days. Please advise as to why you believe that the pricing mechanism is consistent with the requirements of Rules 13e-4(d)(1), 13e-4(f)(1)(ii) and 14e-1(b). In this regard, we note that we have granted relief from these provisions in connection with 10 day averaging periods. See TXU Corporation (Sept. 13, 2004) and Lazard (Aug. 11, 1995).
RESPONSE:
     Rule 13e-4(d)(1) is a disclosure requirement with respect to a summary of the terms of the transaction. Rules 13e-4(f)(1)(ii) and 14e-1(b) relate to the number of business days that a tender offer must remain open following a change in the percentage of the class of securities being sought or the consideration offered or a dealer’s soliciting fee. Accordingly, neither Rule 13e-4(d)(1), Rule 13e-4(f)(1)(ii) nor Rule 14e-1(b) set forth any requirements or prohibitions with respect to any particular tender offer pricing mechanism.
     The Company notes that the number of trading days in the averaging period that was the subject of the no-action request in the TXU Corporation (Sept. 13, 2004) example cited in the Staff’s comment was 10 trading days. The number of trading days in the averaging period, however, has not historically been a factor considered by the Commission in determining whether the use of a variable formula to determine the consideration to be received in a tender offer constitutes a change in the consideration such that the tender offer must remain open for at least 10 business days following the conclusive determination of such consideration pursuant to such formula. In particular, the Commission did not note the number of trading days in the averaging period in granting no-action relief in Epicor Software Corporation (May 13, 2004) or AB Volvo (May 16, 1997). The factors particularly noted by the Commission in these examples are (i) the public availability of data relating to the subject securities, (ii) whether the disclosed formula will remain fixed throughout the tender period and (iii) the ability of stockholders to obtain a representative calculation of the results of the disclosed formula based on then current data during the tender period and promptly following such time as the premium can be calculated conclusively. The line of no-action letters on this topic does not endorse any minimum number of trading days in a permissible averaging period so long as these factors are addressed. Further, similar conversion offers involving five-day averaging periods have been implemented recently by other issuers. (See, e.g., the Schedule TO filed by Hecla Mining Company on January 16, 2004, as subsequently amended through the expiration of such tender offer on February 20, 2004.) Also, in the Conversion Offer, there will be no fewer trading days between the end of the averaging period and the expiration of the Conversion Offer as were present in the TXU Corporation and Lazard Freres & Co. cited by the Staff in its comment.
     In the Conversion Offer, the factors positively noted by the Commission in this line of no-action letters are present. In particular, the Company calls the following factors to the attention of the Staff:
•	The Company’s Preferred Stock is listed on the New York Stock Exchange and trades at prices which are related to the trading price of the Company’s Common Stock, which also is listed on the New York Stock Exchange;

•	A formula for determining the premium per share of Preferred Stock validly tendered and accepted for conversion has been disclosed in the tender offer materials disseminated to holders of Preferred Stock;

•	The formula for determining the premium per share of Preferred Stock validly tendered and accepted for conversion will remain fixed throughout the duration of the Conversion Offer (unless the Conversion Offer is revised to provide a fixed price or there is a change in the formula, in which case the offer period will be extended);

•	The Company is undertaking to provide a toll-free number that will enable holders of Preferred Stock to request, during the offer period, a representative premium per share of Preferred Stock validly tendered and accepted for conversion, assuming that the Conversion Offer expired at midnight on the date prior to the date of inquiry;

•	The final premium amount per share of Preferred Stock validly tendered and accepted for conversion will be set at least two trading days prior to the scheduled expiration of the premium offer;

•	The Company is undertaking to issue a press release prior to the opening of trading on the second trading day prior to the expiration of the Conversion Offer to publicly announce the final premium amount per share of Preferred Stock validly tendered and accepted for conversion; and

•	The Company will file an amendment to the Schedule TO on the second trading day prior to the expiration of the Conversion Offer setting forth the final premium amount per share of Preferred Stock validly tendered and accepted for conversion.
COMMENT NO. 6:
     Please confirm that at least two trading days will remain in the offer after the averaging period.
RESPONSE:
     The Company hereby confirms that at least two trading days will remain in the Conversion Offer after the expiration of the averaging period.
COMMENT NO. 7:
     Item 1001 of Regulation M-A requires a summary term sheet that briefly describes the most material terms of the transaction in bullet point format. The term sheet should begin on the first or second page of the disclosure document. See Instruction 2 to Item 1001 of Regulation M-A. Confirm that in the future you will comply with this requirement.
RESPONSE:
     The Company hereby confirms that it will comply with Item 1001 of Regulation M-A in the future.
The Conversion Offer, page 5
COMMENT NO. 8:
     Revise to include a toll-free number security holders may call through the entire period of the offer to determine the total amount of shares of common stock to be received as premium in the offer per share of preferred stock tendered. Please be certain to highlight this information.
RESPONSE:
     The Company has made arrangements with American Stock Transfer & Trust Company, the information agent with respect to the Conversion Offer, for a rolling estimate of the number of shares of Common Stock that would constitute the premium paid in the Conversion Offer per share of Preferred Stock validly tendered and accepted for conversion, assuming that the Conversion Offer expired at midnight on the date prior to the date of inquiry, upon request by calling toll-free at (877) 248-6417, the toll-free number for the information agent set forth in the Offering Circular. This information is highlighted in the offering circular supplement, dated December 13, 2005 (the “Second Offering Circular Supplement”), which is filed as Exhibit (a)(1)(c) to Amendment No. 2 to the Schedule TO.

Questions and Answers about the Conversion Offer, page 9
COMMENT NO. 9:
     Refer to the disclosure under the question “What are the conditions to the conversion offer?” Instead of including a cross-reference to another location in the offering document, describe briefly the conditions to the offer in this summary. Refer to Item 1001 of Regulation M-A. Also, apply this comment to the question “What are the material federal income tax consequences . . .?”
RESPONSE:
     The Company acknowledges the Staff’s comment. The Company believes that the description of the conditions to the Conversion Offer under the caption “The Conversion Offer — Conditions to the Conversion Offer” in the Offering Circular and the description of the material federal income tax consequences under the caption “Material United States Federal Income Tax Consequences” in the Offering Circular are clear, adequate and complete. In order to avoid confusion as to whether the conditions to the Conversion Offer or as to the material federal income tax consequences of the Conversion Offer have been amended, we have not amended the disclosures referenced in the Staff’s comment under the caption “Questions and Answers about the Conversion Offer.” The Company hereby confirms that it will not include cross-references in similar circumstances in the future.
Selected Consolidated Financial and Operating Data, page 26
COMMENT NO. 10:
     We note that you have incorporated by reference the financial information required by Item 1010(a) of Regulation M-A and have provided the summary information required by Item 1010(c). Please provide the information required by Item 1010(c)(2), (4) and (5) of Regulation M-A.
RESPONSE:
     The Company calls to the Staff’s attention the text of Item 10 of Schedule TO. Item 10 of Schedule TO states in its entirety, “If material, furnish the information required by Item 1010(a) and (b) of Regulation M-A for the issuer in an issuer tender offer and for the offeror in a third-party tender offer.” Accordingly, the information required by Item 1010(c) of Regulation 1010(c) is not required by Schedule TO. As noted in the Staff’s comment, the Company has incorporated by reference the financial information required by Item 1010(a) of Regulation M-A, and, as indicated in our response to the Staff’s Comment No. 3, the pro forma information described in Item 1010(b) of Regulation M-A is not required because it is not material. As a result, we have not added information described in Item 1010(c) of Regulation M-A that is not otherwise required by Item 1010(a) of Regulation M-A.

The Conversion Offer
Terms of the Conversion offer, page 28
COMMENT NO. 11:
     The last sentence of the carry-over paragraph from page 28 to 29 indicates that the company may terminate the offer at any time for any reason. The right to terminate the offer for any reason would render the offer illusory. Please revise to eliminate this right or clarify.
RESPONSE:
     In accordance with the Staff’s comment, the Company has clarified in the Second Offering Circular Supplement that it will not terminate the Conversion Offer for any reason other than a failure of a condition.
Acceptance; Conversion of Shares of Preferred Stock, page 33
COMMENT NO. 12:
     We note that in the first paragraph of this section you state that you will issue common stock pursuant to the conversion offer “promptly” after the expiration date of the offer. We note in the second paragraph of this section, however, that you state you will make such issuance “as soon as practicable” after the expiration of the offer. Please refer to Rule 13e-4(f)(5) and reconcile your disclosure.
RESPONSE:
     In accordance with the Staff’s comment, the Company has clarified in the Second Offering Circular Supplement that issuances of shares of Common Stock for shares of Preferred Stock accepted for conversion by it pursuant to the Conversion Offer will be made “promptly” after the expiration date of the Conversion Offer.
Subsequent Repurchases of Shares of Preferred Stock, page 35
COMMENT NO. 13:
     Please revise to clarify that you will comply with Rule 13e-4(f)(6) if you effect the repurchases referred to in this section.
RESPONSE:
     In accordance with the Staff’s comment, the Company has clarified in the Second Offering Circular Supplement that it will comply with Rule 13e-4(f)(6) if it effects any repurchases referred to that section.

Where You can Find More Information, page 58
COMMENT NO. 14:
     We note that you attempt to incorporate by reference into the Offering Circular all filings under Sections 13(a), 13(c), 14 and 15(d) of the Exchange Act filed while your offer is pending. However, Schedule TO does not expressly authorize such “forward incorporation by reference.” Rather, General Instruction F specifies how you may incorporate by reference in a Schedule TO.
RESPONSE:
     The Company acknowledges the Staff’s comment and that Schedule TO does not expressly authorize incorporation by reference into the Offering Circular of filings made by the Company under Sections 13(a), 13(c), 14 and 15(d) of the Securities Exchange Act of 1934, as amended, while the Conversion Offer is pending. The Company separately will disseminate to holders of Preferred Stock any material information arising prior to the expiration of the Conversion Offer and extend the Conversion Offer to the extent required by Rules 13e-4(e)(3) and 14e-1(b).
Schedule TO-I/A
COMMENT NO. 15:
     We note you changed the formula for calculating the number of shares to be paid as the premium upon conversion of the preferred stock. With a view toward revised disclosure, tell us how security holders will be able to determine the number of shares of common stock to be received as the conversion premium prior to the expiration of the offer. Refer to Items 1004(a)(1)(ii) and 1011(b) of Regulation M-A.
RESPONSE:
     Holders of the Company’s Preferred Stock will be able to determine the number of shares of Common Stock to be received as the conversion premium per share of Preferred Stock validly converted and accepted for conversion by the following means:
•	The Company is undertaking to provide a toll-free number that will enable holders of Preferred Stock to request, during the offer period, a representative premium per share of Preferred Stock validly tendered and accepted for conversion based on the formula if the Conversion Offer expired on the date of inquiry;

•	The Company is undertaking to issue a press release prior to the opening of trading on the second trading day prior to the expiration of the Conversion Offer to publicly announce the final premium amount per share of Preferred Stock validly tendered and accepted for conversion; and

•	The Company will file an amendment to the Schedule TO on the second trading day prior to the expiration of the Conversion Offer setting forth the final premium amount per share of Preferred Stock validly tendered and accepted for conversion.
These available means provide holders of Preferred Stock the same ability to determine prior to the expiration of the Conversion Offer the number of shares of Common Stock to be received as the conversion premium per share of Preferred Stock validly converted and accepted for conversion as was present in the situations described in the line of no-action letters cited above.